Organization	12 Months Ended
Dec. 31, 2022
Hammerhead Energy Inc. [Member]
Disclosure of information about consolidated structured entities [line items]
Organization [Text Block]

1.) Organization

Hammerhead Energy Inc. (the "Company") was incorporated under the laws of the Province of Alberta on September 1, 2022 as part of the plan of arrangement (the "Arrangement") to effect a business combination between Decarbonization Plus Acquisition Corporation IV ("DCRD") and Hammerhead Resources Inc. The Company's intended business activity is the exploration and development of oil and gas properties. As at December 31, 2022, the Company has not commenced operations and is expected to commence operations concurrent with the closing of the Arrangement (see note 3 - Subsequent events).

The Company's mailing address of the principal place of business is Eighth Avenue Place, East Tower, Suite 2700, 525-8th Avenue SW, Calgary, Alberta, T2P 1G1, Canada.

The Company issued one common share for $10 upon incorporation to Hammerhead Resources Inc. The common shares have no par value and the number of authorized common shares is unlimited.